Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible and Related Accumulated Amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2018	2017	2016

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(1,084)	(983)	(868)

Net carrying amount	$167	$268	$383

Future Amortization Expense for Core Deposit Asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2018 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2019	$63
2020	60
2021	44

$167